Share Capital and Reserves - Summary of Ordinary Shares Repurchased (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Repurchased During The Period [Line Items]
Purchase of treasury shares		$ 1,161	$ 220	$ 886
Financial liability		$ 281	$ 0
Treasury shares [member]
Disclosure Of Share Repurchased During The Period [Line Items]
Number of Shares	[1]	17,829,602	5,951,146
Purchase of treasury shares		$ 880	$ 220	$ 886
Share repurchase programme [member] | Treasury shares [member]
Disclosure Of Share Repurchased During The Period [Line Items]
Number of Shares		17,829,602	5,951,146
Purchase of treasury shares		$ 880	$ 220
Total		$ 1,161	$ 220

[1]	During 2021, CRH repurchased a total of 17,829,602 Ordinary Shares returning a further $0.9 billion of cash to shareholders. This brings total cash returned to shareholders under the share buyback programme (‘the Programme’) to $2.9 billion since its commencement in May 2018.